Segment information and information by geographical area - Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographical areas
Sales from operations	€ 82,151	€ 88,797	€ 93,717
Italy
Geographical areas
Sales from operations	28,647	30,994	33,450
Other European Union
Geographical areas
Sales from operations	15,979	15,975	18,271
Rest of Europe
Geographical areas
Sales from operations	14,866	16,493	18,476
Americas
Geographical areas
Sales from operations	6,215	7,908	7,004
Asia
Geographical areas
Sales from operations	9,675	9,114	7,404
Africa
Geographical areas
Sales from operations	6,731	8,285	9,057
Other areas
Geographical areas
Sales from operations	€ 38	€ 28	€ 55